Income Taxes - Deferred Tax Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses	€ 12,620	€ 14,183
Capitalization of R&D costs	3,801	5,320
Property, manufacturing facility and equipment	261	344
Write down of intangible assets	1,501	1,086
Allowance on doubtful accounts	0	15
Inventory write-off	117	192
Other	61	22
Total deferred tax assets	18,361	21,162
Valuation allowance	(498)	(21,162)
Net deferred tax assets	17,863	0
Deferred tax liabilities	(28)	0
Net deferred tax assets	€ 17,835	€ 0